Supplement dated December 17, 2012 to the
KKR Alternative Corporate Opportunities Fund P
Prospectus dated October 22, 2012

KKR Alternative Corporate Opportunities Fund P

Effective December 17, 2012, Frederick M. Goltz will no longer serve as a portfolio manager of KKR Alternative Corporate Opportunities Fund. As a result, effective December 17, 2012, all references to Mr. Goltz will be deleted from the Prospectus.

Please retain this supplement for future reference.

Supplement dated December 17, 2012 to the
KKR Alternative Corporate Opportunities Fund P
Statement of Additional Information
dated October 22, 2012, as amended November 19, 2012

KKR Alternative Corporate Opportunities Fund P

Effective December 17, 2012, Frederick M. Goltz will no longer serve as a portfolio manager of KKR Alternative Corporate Opportunities Fund. As a result, effective December 17, 2012, all references to Mr. Goltz will be deleted from the Statement of Additional Information.

Please retain this supplement for future reference.